Wells, Pipelines, Properties, Plant and Equipment, Net - Detailed Information About Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020		Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 1,276,129,521
Disposals		(7,215)
Ending balance		1,303,450,733	$ 1,215,646,670		$ 1,276,129,521
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,380,637,120	3,267,177,099		3,267,177,099
Acquisitions		64,373,787	62,341,204		169,864,041
Reclassifications		(34,097)	(1,702,464)		(1,534,443)
(Impairment)		(35,094,703)	(50,745,520)		(159,940,332)
Reversal of impairment		67,287,163	58,670,096		123,586,632
Disposals		(1,336,194)	(4,810,019)		(18,515,877)
Ending balance		3,475,833,076	3,330,930,396		3,380,637,120
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(2,104,507,599)	(1,989,628,537)		(1,989,628,537)
Depreciation and amortization		(68,197,867)	(64,324,775)		(129,631,820)
Reclassifications		34,097	1,702,464		1,534,443
Disposals		289,026	2,766,182		13,218,315
Ending balance		(2,172,382,343)	(2,049,484,666)		(2,104,507,599)
Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		291,122,824
Ending balance		283,312,078	342,331,315		291,122,824
Plants [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		811,705,022	848,841,327		848,841,327
Acquisitions		3,880,893	5,918,741		13,934,129
Reclassifications		(25,191)	(1,963,411)		(1,446,201)
Capitalization		603,525	432,546		9,906,725
(Impairment)		(4,953,757)	(15,648,621)		(66,031,126)
Reversal of impairment		10,786,947	8,644,317		9,797,281
Disposals		(65,719)	(1,140,879)		(3,297,113)
Ending balance		821,931,720	845,084,020		811,705,022
Plants [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(520,582,198)	(481,465,163)		(481,465,163)
Depreciation and amortization		(18,091,427)	(21,266,709)		(42,071,837)
Reclassifications		47,616	2,017,565		1,782,525
Disposals		6,367	679,050		1,172,277
Ending balance		$ (538,619,642)	(500,035,257)		(520,582,198)
Plants [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		20 years
Plants [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		5.00%
Estimated useful lives		35 years
Drilling equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 7,590,189
Ending balance		$ 7,424,782	7,344,711		7,590,189
Depreciation rates		5.00%
Estimated useful lives		20 years
Drilling equipment | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 13,492,631	13,092,824		13,092,824
Acquisitions			(3,078)		246,351
Reversal of impairment					153,456
Ending balance		13,492,631	13,089,746		13,492,631
Drilling equipment | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(5,902,442)	(5,517,449)		(5,517,449)
Depreciation and amortization		(165,407)	(227,586)		(384,993)
Ending balance		(6,067,849)	(5,745,035)		(5,902,442)
Pipelines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		280,815,336
Ending balance		270,646,039	229,678,985		280,815,336
Pipelines [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		481,791,665	460,935,077		460,935,077
Acquisitions		827,389	713,306		1,911,502
Reclassifications		(21,158)	101,327		228,056
Capitalization		1,797,529	6,626,995		19,022,425
(Impairment)		(8,286,406)	(6,880,060)		(9,392,862)
Reversal of impairment		3,311,419	1,011,652		11,943,047
Disposals		(28,862)	(1,559,844)		(2,855,580)
Ending balance		479,391,576	460,948,453		481,791,665
Pipelines [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(200,976,329)	(189,419,296)		(189,419,296)
Depreciation and amortization		(7,917,965)	(6,509,285)		(14,042,861)
Reclassifications		(5,964)	(242,871)		(90,590)
Disposals		154,721	692,385		2,576,418
Ending balance		$ (208,745,537)	(195,479,067)		(200,976,329)
Pipelines [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		2.00%
Estimated useful lives		15 years
Pipelines [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		7.00%
Estimated useful lives		45 years
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 305,861,446
Ending balance		337,695,612	288,329,751		305,861,446
Wells [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,387,228,249	1,303,668,946		1,303,668,946
Acquisitions		16,016,060	8,186,133		15,602,539
Reclassifications		9,491
Capitalization		20,344,576	24,349,676		42,183,243
(Impairment)		(23,215,425)	(16,661,200)		(48,028,474)
Reversal of impairment		51,541,252	35,080,511		73,801,995
Disposals			(151,405)
Ending balance		1,451,924,203	1,354,472,661		1,387,228,249
Wells [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(1,081,366,803)	(1,025,041,461)		(1,025,041,461)
Depreciation and amortization		(32,861,788)	(27,967,312)		(56,325,342)
Ending balance		(1,114,228,591)	(1,053,008,773)		(1,081,366,803)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		20,418,199
Ending balance		19,629,707	20,197,052		20,418,199
Buildings | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		60,311,739	63,318,227		63,318,227
Acquisitions		10,822	1,220,301		1,118,794
Reclassifications		(27)	(7,280)		361,131
Capitalization		49,009	13,879		616,006
(Impairment)			0		(65,964)
Reversal of impairment			429,790		1,563,299
Disposals		(38,932)	(944,145)		(6,599,754)
Ending balance		60,332,611	64,030,772		60,311,739
Buildings | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(39,893,540)	(43,624,163)		(43,624,163)
Depreciation and amortization		(922,250)	(987,990)		(1,989,834)
Reclassifications		25	7,421		(103,562)
Disposals		112,861	771,012		5,824,019
Ending balance		$ (40,702,904)	(43,833,720)		(39,893,540)
Buildings | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		33 years
Buildings | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		7.00%
Estimated useful lives		35 years
Offshore platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 150,114,565
Ending balance		$ 149,461,447	119,530,161		150,114,565
Depreciation rates		4.00%
Estimated useful lives		25 years
Offshore platforms [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 354,353,029	326,482,942		326,482,942
Acquisitions		1,215,842	1,313,245		3,696,726
Reclassifications		14,966	0
Capitalization		2,148,170	1,474,545		15,695,486
(Impairment)		1,362,306	(9,736,235)		(16,210,995)
Reversal of impairment		1,537,685	13,503,826		25,872,979
Disposals					(1,184,109)
Ending balance		360,631,998	333,038,323		354,353,029
Offshore platforms [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(204,238,464)	(193,535,087)		(193,535,087)
Depreciation and amortization		(6,932,087)	(5,816,001)		(11,671,929)
Disposals			0		968,552
Ending balance		(211,170,551)	(199,351,088)		(204,238,464)
Furniture and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		5,492,140
Ending balance		5,317,071	6,303,663		5,492,140
Furniture and equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		48,829,010	50,407,562		50,407,562
Acquisitions		732,709	73,983		294,329
Reclassifications		(4,920)	150,879		410,240
Capitalization		118,110	5,198		8,835
Reversal of impairment					8,159
Disposals		(19,156)	(571,445)		(2,300,115)
Ending balance		49,655,753	50,066,177		48,829,010
Furniture and equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(43,336,870)	(43,047,957)		(43,047,957)
Depreciation and amortization		(996,256)	(1,155,393)		(2,249,987)
Reclassifications		1,659	(68,412)		(203,053)
Disposals			509,248		2,164,127
Ending balance		$ (44,338,682)	(43,762,514)		(43,336,870)
Furniture and equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		3.00%
Estimated useful lives		3 years
Furniture and equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		10.00%
Estimated useful lives		10 years
Transportation equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 8,618,579
Ending balance		8,399,338	8,901,982		8,618,579
Transportation equipment [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,829,532	16,355,218		16,355,218
Acquisitions		23,263	959,754		552,865
Reclassifications		(5,303)	(73,609)		7,586
Capitalization			0		1,532
(Impairment)			0
Reversal of impairment		109,860	0		426,560
Disposals		(49,427)	(70,169)		(514,229)
Ending balance		16,907,925	17,171,194		16,829,532
Transportation equipment [member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(8,210,953)	(7,977,961)		(7,977,961)
Depreciation and amortization		(310,687)	(394,499)		(895,037)
Reclassifications		(9,239)	(11,239)		149,123
Disposals		22,292	114,487		512,922
Ending balance		$ (8,508,587)	(8,269,212)		(8,210,953)
Transportation equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		4.00%
Estimated useful lives		5 years
Transportation equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates		20.00%
Estimated useful lives		25 years
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 161,870,424
Ending balance	[1]	177,355,664	148,175,737		161,870,424
Construction in progress [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	161,870,424	139,925,440		139,925,440
Acquisitions	[1]	41,666,809	43,178,921		131,963,334
Reclassifications	[1]	(1,920)	42,424		(1,234,963)
Capitalization	[1]	(25,060,919)	(32,989,533)		(87,150,784)
(Impairment)			(1,819,404)	[1]	(20,210,911)
Reversal of impairment			0		19,856 [1]
Disposals	[1]	(1,118,730)	(162,111)		(1,441,548)
Ending balance	[1]	177,355,664	148,175,737		161,870,424
Lands
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,225,819
Ending balance		44,208,995	44,853,313		44,225,819
Lands | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,225,819	44,149,536		44,149,536
Acquisitions			779,898		543,472
Reclassifications		(1,660)	47,190		115,107
Capitalization			86,694		(283,468)
Disposals		(15,164)	(210,005)		(298,828)
Ending balance		44,208,995	44,853,313		44,225,819
Unproductive fixed assets [member] | Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reclassifications		1,625	16		24,601
(Impairment)		(1,421)
Disposals		$ (204)	$ (16)		$ (24,601)

[1]	Mainly wells, pipelines and plants.